Related Party Transactions and Balances - Summary of Related Party Balances Due from and Due to the Founder (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Amounts due from related parties	¥ 0	$ 0	¥ 10,100
Mr Liang Changlin [Member]
Current:
Amounts due from related parties	0	0	9,000
Shanghai Tiejun Enterprise Consulting Center [Member]
Current:
Amounts due from related parties	¥ 0	$ 0	¥ 1,100